Acquisitions	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Acquisitions
Acquisitions

The following summarizes our acquisitions during the year ended March 31, 2018:

Acquisition of Remaining Interest in NGL Solids Solutions, LLC

On April 17, 2017, we entered into a purchase and sale agreement with the party owning the 50% noncontrolling interest in NGL Solids Solutions, LLC, a consolidated subsidiary in our Water Solutions segment. Total consideration was $23.1 million, which consisted of cash of $20.0 million and the termination of a non-compete agreement that we valued at $3.1 million, and in return we received the following:

•	The remaining 50% interest in NGL Solids Solutions, LLC; and

•	Two parcels of land to develop saltwater disposal wells.

We accounted for the transaction as an acquisition of assets. Acquiring assets in groups requires not only ascertaining the cost of the asset (or net asset) group but also allocating that cost to the individual assets (or individual assets and liabilities) that make up the group. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed/released based on their relative fair values and does not give rise to goodwill or bargain purchase gains. We allocated $22.9 million to noncontrolling interest and $0.2 million to land. The acquisition of the remaining interest was accounted for as an equity transaction, no gain or loss was recorded and the carrying value of the noncontrolling interest was adjusted to reflect the change in ownership interest of the subsidiary. As of the date of the transaction, the 50% noncontrolling interest had a carrying value of $16.6 million. For the termination of the non-compete agreement, we recorded a gain of $1.3 million, which included the carrying value of the non-compete agreement intangible asset that was written off (see Note 7). This gain was recorded within (gain) loss on disposal or impairment of assets, net in our consolidated statement of operations during the year ended March 31, 2018.

Retail Propane Businesses

During the year ended March 31, 2018, we acquired seven retail propane businesses for total consideration of $30.9 million, of which three of those businesses were part of the sale of a portion of our Retail Propane segment (see Note 17). The assets and liabilities are included in current assets and current liabilities held for sale in our consolidated balance sheet (see Note 17). The agreements for these acquisitions contemplate post-closing payments for certain working capital items.

We are in the process of identifying and determining the fair values of the assets acquired and liabilities assumed for these retail propane businesses, and as a result, the estimates of fair value at March 31, 2018 are subject to change. The following table summarizes the preliminary estimates of the fair values of the assets acquired and liabilities assumed (in thousands):

Current assets	$2,372
Property, plant and equipment	11,370
Goodwill	2,251
Intangible assets	16,765
Current liabilities	(1,588)
Other noncurrent liabilities	(291)
Fair value of net assets acquired	$30,879

Goodwill represents the excess of the consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill represents a premium paid to acquire the skilled workforce of each of the businesses acquired and the ability to expand into new markets. We expect that all of the goodwill will be deductible for federal income tax purposes.

The operations of these retail propane businesses have been included in our consolidated statement of operations since their acquisition date. Our consolidated statement of operations for the year ended March 31, 2018 includes revenues of $17.0 million and operating income of $1.7 million that were generated by the operations of three of these retail propane businesses. The revenues and operating income of the other retail propane business acquisitions are not considered material. The revenues and operating income of these acquisitions have been classified within discontinued operations within our consolidated statement of operations (see Note 17).

The following summarizes the status of the preliminary purchase price allocation of acquisitions prior to April 1, 2017:

Water Solutions Facilities

During the year ended March 31, 2018, we completed the acquisition accounting for two water solutions facilities. Due to the receipt of additional information, we recorded a decrease of $0.2 million to property, plant and equipment and an increase of less than $0.1 million to other noncurrent liabilities related to an asset retirement obligation. The offset of these adjustments was recorded to goodwill.

Retail Propane Businesses

During the year ended March 31, 2018, we completed the acquisition accounting for four retail propane businesses. Due to the receipt of additional information, we recorded a decrease of $0.2 million to current assets and a decrease of less than $0.1 million to property, plant and equipment. The offset of these adjustments was recorded to goodwill. In addition, we paid $0.4 million in cash to the sellers during the year ended March 31, 2018 for consideration that was held back at the acquisition date, which we recorded as a liability within accrued expenses and other payables in our consolidated balance sheet. The assets and liabilities are included in current assets and current liabilities held for sale in our consolidated balance sheet (see Note 17).

Natural Gas Liquids Facilities

During the year ended March 31, 2018, we completed the acquisition accounting for certain natural gas liquids facilities acquired in January 2017. There were no material adjustments to the fair value of assets acquired and liabilities assumed during the year ended March 31, 2018.